Derivative Financial Instruments - Notional Amounts of Transactions Outstanding (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges
Notional	£ 181,873	£ 198,391
Fair value assets	2,051	3,451
Fair value liabilities	1,304	1,920
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional	46,566	57,414
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	135,307	140,977
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	85,320	94,537
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	49,987	46,440
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional	12,891	15,465
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	598	789
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	23,756	27,020
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional	32,382	40,630
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	84,722	93,748
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	26,198	19,407
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional	1,293	1,319
Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	33	13
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	401	330
Derivative liabilities
Disclosure of detailed information about hedges
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	245	651
Fair value
Disclosure of detailed information about hedges
Fair value assets	2,051	3,451
Fair value liabilities	1,304	1,920
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	955	1,445
Fair value liabilities	950	1,351
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	2,480	3,760
Fair value liabilities	1,738	2,323
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,044	1,309
Fair value liabilities	1,325	1,891
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,436	2,451
Fair value liabilities	413	432
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	235	395
Fair value liabilities	216	431
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	52	84
Fair value liabilities	1	6
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,131	1,978
Fair value liabilities	380	409
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	577	926
Fair value liabilities	677	837
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	992	1,225
Fair value liabilities	1,324	1,885
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	295	467
Fair value liabilities	33	23
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	143	124
Fair value liabilities	57	83
Fair value | Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	10	6
Fair value liabilities	0	0
Fair value | Derivative netting
Disclosure of detailed information about hedges
Fair value assets	(1,384)	(1,754)
Fair value liabilities	£ (1,384)	£ (1,754)